Share-Based Payment Plans	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-Based Payment Plans
(16) Share-Based Payment Plans
During

the year ended Dec. 31, 2021, the Group recognized expenses for share-based compensation in the amount of $
9.5
 million (2020: $
0.3
 million), of which $
8.9
 million (2020: $
0.3
 million) relates to equity-settled share-based payment awards while $
0.6
 million (2020: $
—
million) relates to cash-settled share-based payment awards. The share-based payment programs of the Group are accounted for as equity-settled share-based payments, except the first tranche of the RSU plan which was modified from equity-settled to cash-settled at the end of the financial year 2021.
Long-term Incentive Plan
Share options to purchase Common Shares were granted beginning in May 2017 to certain employees of the Group pursuant to the Long-term Incentive Plan (“LTIP”). Options were granted with an exercise price that was fixed at the date of the grant. The contractual life and exercise terms of the options are dependent upon an Exit Event, which is defined further in the LTIP agreement. Options were valued on the basis of an option pricing model, and an estimate of approximate Exit Event timing. The Group has no legal or constructive obligation to repurchase or settle obligations in cash.
In connection with the acquisition by MKS, the Group accelerated the vesting of 185,668 LTIP options during the period ended Dec. 31, 2021 and settled a total amount of $4.5 million in cash.
The fair value of the awards at the date of grant has been measured using an option pricing model. The inputs used in the model for the year 2020 are set out below. During the year ended Dec. 31, 2021, no new options were issued.

(weighted average, except options issued)	Year ended Dec. 31, 2020
Expected life of options (years)	1.2
Exercise price (in $)	0.29
Market value of underlying shares (in $)	6.52
Risk free rate	0.14%
Expected share price volatility	28.60%
Expected dividend yield	0.00%
Options issued	83,642

Management Equity Plan
At the time of the acquisition of Atotech by Carlyle, the Group implemented an equity participation program to enable certain management of the Group to participate in any success of the Group. For this purpose, certain managers acquired interests in three pooling vehicles (the Pooling Vehicles). The three Pooling Vehicles are limited partnerships, with management representing the limited partners (the Participants) and their participation represented by a limited partnership interest in the Pooling Vehicles. The limited partnership interests held by the Participants correspond with the underlying Common Shares held by the Pooling Vehicles. The limited partnership interest of each Participant vests over time in accordance with the partnership agreement.
Since Jan. 31, 2017, the Pooling Vehicles purchased approx. 8.127 million Common Shares and all related expenses were recognized in profit or loss of the Group in the respective years until Dec. 31, 2020. In connection with the consummation of the IPO, the Management Equity Plan was successfully dissolved in accordance with the applicable Investment and Shareholders’ Agreement. Certain Pooling Vehicles were thereby dissolved and a total of approx. 8.127 million common shares were transferred between the remaining Pooling Vehicles and the respective (former) MEP participants.
Performance Restricted Share Unit Plan
Performance Restricted Share Units (PSUs) were granted in June 2021 to certain employees of the Company pursuant to the Performance Restricted Share Unit Plan (PRSU). Each PSU represents the right to receive one common share of the Company.
The PSUs were granted without an exercise price and will be earned based on the Company’s achievement of defined performance conditions. Thereby, a defined amount of PSUs per participant will be earned based on a performance condition related to the Company’s market value while the remaining amount of PSUs per participant will be earned based on a performance condition related to the Company’s operating profitability. The PSUs based on the Company’s operating profitability are earned in three installments at the end of each financial year during the performance period which ends on Dec. 31, 2023. In contrast, the PSUs which are dependent on the Company’s market value vest in one installment at the end of the performance period.
The PRSU also contains an implicit service condition, because in the event of a participant’s termination of service for any reason, all unvested PSUs will automatically be cancelled and forfeited. The service condition starts at grant date (June 2021) and is completed at the end of the performance period (Dec. 31, 2023).
In connection
with the acquisition by MKS, the Group accelerated the vesting of 41,624 PSUs during the period ended Dec. 31, 2021 and settled a total amount of $1.0 million in cash.
As of Dec. 31, 2021, 162,510 PSUs are recognized as equity-settled with a grant date fair value of $26.19 per share. Fair value per share was determined based on the share price of Atotech shares on the NYSE at grant date.
Restricted Share Unit Plan
Restricted Share Units (RSUs) were granted in June 2021 to certain employees of the Company pursuant to the Restricted Share Unit Plan (TRSU). Each RSU represents the right to receive one common share of the Company. The RSUs were granted without an exercise price and will vest in three annual installments on each of the three anniversaries following the vesting commencement date (Jan. 1, 2021). Consequently, the TRSU is defined by an implicit service condition that requires the beneficiary to complete a specified period of service during which services are provided to the Group. In the event of a participant’s termination of service for any reason, all unvested RSUs will automatically be cancelled and forfeited.
In connection with the acquisition by MKS, the Group accelerated the vesting of 41,623 RSUs during the period ended Dec. 31, 2021 and settled a total amount of $1.0 million in cash. Furthermore, it was decided to settle the first tranche of RSUs in cash in Jan. 2022. Therefore, 110,068 RSUs with a measurement date fair value of $25.52 per share are accounted for as cash-settled share-based payment plans with a total fair value of $2.8 million which is presented under “personnel liabilities” on the consolidated statement of financial position.
As of Dec. 31, 2021, 220,137 RSUs are recognized as equity-settled with a grant date fair value of $26.19 per share. Fair value per share was determined based on the share price of Atotech shares on the NYSE at grant date.
Phantom Share Plan
A total of 30,383 Phantom Shares were granted to two
non-executive
directors of Atotech. Each Phantom Share represents the right to receive one common share of the Company. The Phantom Shares were granted without an exercise price and will be earned based on a performance condition related to the Company’s market value as well as a service condition related to the completion of a defined service period. In case the defined target market value is not met, each participant will be treated as if they had been granted a number of Phantom Shares equal to a value of $0.5 million.
The fair value of the awards at the date of grant has been measured using an option pricing model. The inputs used in the model for the year 2020 are set out below. During the year ended Dec. 31, 2021, no new options were issued.

Year ended Dec. 31, 2020
Expected life of options (years)	5.0
Exercise price (in $)	32.91
Market value of underlying shares (in $)	32.91
Risk free rate	(0.71)%
Expected share price volatility	28.60%
Expected dividend yield	0.00%
Options issued	30,383

Matching Share Plan
The Matching Share Plan (“MSP”) is a voluntary employee share plan under which eligible employees have the opportunity to purchase common shares of the company from their net pay twice each year; provided, however, that no employee may contribute over $25,000 to the MSP in one calendar year or, if less, 10% of their gross annual salary. For every four shares an employee purchases under the MSP, the company adds one matching share at no cost to the employee after a one-year
holding period. The program is available to the majority of the Group’s global workforce.
The weighted average remaining contractual life for the matching shares outstanding as at Dec. 31, 2021 was 0.4 years. The weighted average fair value of matching shares granted during the period ended Dec. 31, 2021 was $22.90 per share. Fair value per share was determined based on the share price of Atotech shares on the NYSE at grant date.
Reconciliation of outstanding share options or awards
The number of outstanding share options or awards of the Group’s active share-based payment programs developed as follows:

(number of options/awards)	LTIP	PSU	RSU	Phantoms	MSP
Outstanding at Jan. 1, 2021	2,154,048	—	—	30,383	—
Granted during the period	—	204,134	372,973	—	36,426
Settled during the period	(185,668)	(41,624)	(41,623)	—	—
Forfeited during the period	(111,521)	—	(1,145)	—	(386)

Outstanding at Dec. 31, 2021	1,856,859	162,510	330,205	30,383	36,040
Exercisable at Dec. 31, 2021	—	—	—	—	—